Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Future Minimum Contractual Charter Revenue [Abstract]
Twelve month period ending June 30, 2027	$ 130,538
Twelve month period ending June 30, 2028	28,665
Total	159,203
Contractual Annual Payments [Abstract]
Twelve month period ending June 30, 2027	189,967
Twelve month period ending June 30, 2028	141,333
Twelve month period ending June 30, 2029	64,000
Total	395,300
Office Rental Obligations [Abstract]
Twelve month period ending June 30, 2027	137
Twelve month period ending June 30, 2028	103
Total	240
Less: imputed interest	(81)
Present value of lease liabilities	159
Operating lease liability, current	93		$ 98
Operating lease liability, non-current	66		$ 116
Office Lease [Abstract]
Office rent expense	$ 88	$ 84
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	10 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	30 months